Index 500 Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Communication Services (8.8%)
Activision Blizzard, Inc.	97,136	9,095
Alphabet, Inc. - Class A *	809,057	105,873
Alphabet, Inc. - Class C *	688,219	90,742
AT&T, Inc.	974,878	14,643
Charter Communications, Inc. - Class A *	13,879	6,104
Comcast Corp. - Class A	561,238	24,885
Electronic Arts, Inc.	33,618	4,048
Fox Corp. - Class A	34,594	1,079
Fox Corp. - Class B	17,886	517
The Interpublic Group of Companies, Inc.	53,804	1,542
Live Nation Entertainment, Inc. *	19,386	1,610
Match Group, Inc. *	38,733	1,517
Meta Platforms, Inc. - Class A *	302,619	90,849
Netflix, Inc. *	60,430	22,818
News Corp. - Class A	53,931	1,082
News Corp. - Class B	16,798	351
Omnicom Group, Inc.	27,256	2,030
Paramount Global - Class B	65,127	840
Take-Two Interactive Software, Inc. *	21,634	3,037
T-Mobile US, Inc. *	70,588	9,886
Verizon Communications, Inc.	573,286	18,580
The Walt Disney Co. *	249,973	20,260
Warner Bros. Discovery, Inc. *	299,918	3,257

Total		434,645

Consumer Discretionary (10.5%)
Airbnb, Inc. *	58,141	7,978
Amazon.com, Inc. *	1,238,148	157,393
Aptiv PLC *	36,968	3,645
AutoZone, Inc. *	2,476	6,289
Bath & Body Works, Inc.	31,151	1,053
Best Buy Co., Inc.	26,623	1,849
Booking Holdings, Inc. *	4,867	15,010
BorgWarner, Inc.	32,487	1,312
Caesars Entertainment, Inc. *	28,727	1,331
CarMax, Inc. *	21,680	1,533
Carnival Corp. *	134,683	1,848
Chipotle Mexican Grill, Inc. *	3,777	6,919
D.R. Horton, Inc.	41,519	4,462

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Darden Restaurants, Inc.	16,543	2,369
Domino’s Pizza, Inc.	4,889	1,852
eBay, Inc.	73,151	3,225
Etsy, Inc. *	17,231	1,113
Expedia Group, Inc. *	18,797	1,937
Ford Motor Co.	538,876	6,693
Garmin, Ltd.	20,577	2,165
General Motors Co.	187,626	6,186
Genuine Parts Co.	19,204	2,773
Hasbro, Inc.	17,580	1,163
Hilton Worldwide Holdings, Inc.	35,662	5,356
The Home Depot, Inc.	137,099	41,426
Las Vegas Sands Corp.	45,538	2,087
Lennar Corp. - Class A	34,697	3,894
LKQ Corp.	35,613	1,763
Lowe’s Companies, Inc.	79,908	16,608
Marriott International, Inc. - Class A	34,163	6,715
McDonald’s Corp.	99,378	26,180
MGM Resorts International	38,279	1,407
Mohawk Industries, Inc. *	6,980	599
NIKE, Inc. - Class B	167,058	15,974
Norwegian Cruise Line Holdings, Ltd. *	57,774	952
NVR, Inc. *	419	2,499
O’Reilly Automotive, Inc. *	8,237	7,486
Pool Corp.	5,435	1,935
PulteGroup, Inc.	30,537	2,261
Ralph Lauren Corp.	5,853	679
Ross Stores, Inc.	46,792	5,285
Royal Caribbean Cruises, Ltd. *	29,997	2,764
Starbucks Corp.	156,193	14,256
Tapestry, Inc.	31,710	912
Tesla, Inc. *	376,556	94,222
The TJX Cos., Inc.	156,717	13,929
Tractor Supply Co.	14,838	3,013
Ulta Beauty, Inc. *	6,852	2,737
VF Corp.	44,116	780
Whirlpool Corp.	7,622	1,019
Wynn Resorts, Ltd.	13,206	1,220
Yum! Brands, Inc.	38,315	4,787

Total		522,843

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Consumer Staples (6.5%)
Altria Group, Inc.	241,996	10,176
Archer-Daniels-Midland Co.	73,106	5,514
Brown-Forman Corp. - Class B	25,179	1,453
Bunge, Ltd.	20,558	2,225
Campbell Soup Co.	27,937	1,148
Church & Dwight Co., Inc.	33,144	3,037
The Clorox Co.	16,949	2,221
The Coca-Cola Co.	530,723	29,710
Colgate-Palmolive Co.	113,484	8,070
Conagra Brands, Inc.	65,083	1,785
Constellation Brands, Inc. - Class A	22,058	5,544
Costco Wholesale Corp.	60,430	34,141
Dollar General Corp.	29,974	3,171
Dollar Tree, Inc. *	28,801	3,066
The Estee Lauder Cos., Inc. - Class A	31,629	4,572
General Mills, Inc.	80,349	5,142
The Hershey Co.	20,040	4,010
Hormel Foods Corp.	39,922	1,518
The J.M. Smucker Co.	13,924	1,711
Kellogg Co.	35,160	2,092
Kenvue, Inc.	237,566	4,770
Keurig Dr. Pepper, Inc.	137,187	4,331
Kimberly-Clark Corp.	45,951	5,553
The Kraft Heinz Co.	108,684	3,656
The Kroger Co.	88,977	3,982
Lamb Weston Holdings, Inc.	19,529	1,806
McCormick & Co., Inc.	34,058	2,576
Molson Coors Beverage Co. - Class B	25,954	1,650
Mondelez International, Inc.	185,514	12,875
Monster Beverage Corp. *	101,420	5,370
PepsiCo, Inc.	187,718	31,807
Philip Morris International, Inc.	211,686	19,598
The Procter & Gamble Co.	321,455	46,887
Sysco Corp.	69,516	4,591
Target Corp.	63,269	6,996
Tyson Foods, Inc. - Class A	39,540	1,996
Walgreens Boots Alliance, Inc.	97,233	2,162
Walmart, Inc.	194,621	31,126

Total		322,038

Index 500 Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Energy (4.7%)
APA Corp.	42,216	1,735
Baker Hughes	138,049	4,876
Chevron Corp.	241,948	40,797
ConocoPhillips	163,297	19,563
Coterra Energy, Inc.	103,618	2,803
Devon Energy Corp.	87,784	4,187
Diamondback Energy, Inc.	24,385	3,777
EOG Resources, Inc.	79,400	10,065
EQT Corp.	49,277	2,000
Exxon Mobil Corp.	545,898	64,187
Halliburton Co.	123,748	5,012
Hess Corp.	37,763	5,778
Kinder Morgan, Inc.	264,345	4,383
Marathon Oil Corp.	82,595	2,209
Marathon Petroleum Corp.	54,525	8,252
Occidental Petroleum Corp.	90,480	5,870
ONEOK, Inc.	79,277	5,028
Phillips 66	60,722	7,296
Pioneer Natural Resources Co.	31,975	7,340
Schlumberger, Ltd.	193,801	11,299
Targa Resources Corp.	30,908	2,649
Valero Energy Corp.	48,156	6,824
The Williams Cos., Inc.	165,192	5,565

Total		231,495

Financials (12.7%)
Aflac, Inc.	73,719	5,658
The Allstate Corp.	35,958	4,006
American Express Co.	79,338	11,837
American International Group, Inc.	97,079	5,883
Ameriprise Financial, Inc.	13,995	4,614
Aon PLC	27,664	8,969
Arch Capital Group, Ltd. *	50,394	4,017
Arthur J. Gallagher & Co.	28,962	6,601
Assurant, Inc.	7,147	1,026
Bank of America Corp.	942,742	25,812
The Bank of New York Mellon Corp.	106,199	4,529
Berkshire Hathaway, Inc. - Class B *	248,687	87,115
BlackRock, Inc.	19,139	12,373
The Blackstone Group, Inc.	96,785	10,370
Brown & Brown, Inc.	31,816	2,222
Capital One Financial Corp.	52,370	5,083
Cboe Global Markets, Inc.	14,402	2,250
The Charles Schwab Corp.	203,293	11,161
Chubb, Ltd.	56,010	11,660

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Financials continued
Cincinnati Financial Corp.	21,722	2,222
Citigroup, Inc.	262,599	10,801
Citizens Financial Group, Inc.	64,405	1,726
CME Group, Inc.	49,043	9,819
Comerica, Inc.	17,893	744
Discover Financial Services	34,084	2,953
Everest Re Group, Ltd.	5,448	2,025
FactSet Research Systems, Inc.	5,233	2,288
Fidelity National Information Services, Inc.	81,045	4,479
Fifth Third Bancorp	94,118	2,384
Fiserv, Inc. *	83,131	9,391
FLEETCOR Technologies, Inc. *	10,235	2,613
Franklin Resources, Inc.	37,588	924
Global Payments, Inc.	35,835	4,135
Globe Life, Inc.	12,303	1,338
The Goldman Sachs Group, Inc.	44,956	14,546
The Hartford Financial Services Group, Inc.	42,440	3,009
Huntington Bancshares, Inc.	195,187	2,030
Intercontinental Exchange, Inc.	76,199	8,383
Invesco, Ltd.	62,069	901
Jack Henry & Associates, Inc.	9,805	1,482
JPMorgan Chase & Co.	396,290	57,470
KeyCorp	126,465	1,361
Loews Corp.	25,876	1,638
M&T Bank Corp.	22,691	2,869
MarketAxess Holdings, Inc.	5,237	1,119
Marsh & McLennan Cos., Inc.	67,358	12,818
Mastercard, Inc. - Class A	113,458	44,919
MetLife, Inc.	86,142	5,419
Moody’s Corp.	21,532	6,808
Morgan Stanley	173,984	14,209
MSCI, Inc.	10,785	5,534
Nasdaq, Inc.	46,248	2,247
Northern Trust Corp.	28,671	1,992
PayPal Holdings, Inc. *	149,734	8,754
The PNC Financial Services Group, Inc.	54,597	6,703
Principal Financial Group, Inc.	30,886	2,226
The Progressive Corp.	79,709	11,104
Prudential Financial, Inc.	49,932	4,738

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Financials continued
Raymond James Financial, Inc.	25,631	2,574
Regions Financial Corp.	127,547	2,194
S&P Global, Inc.	44,373	16,214
State Street Corp.	43,452	2,910
Synchrony Financial	58,628	1,792
T. Rowe Price Group, Inc.	30,827	3,233
The Travelers Cos., Inc.	31,220	5,099
Truist Financial Corp.	180,785	5,172
U.S. Bancorp	212,316	7,019
Visa, Inc. - Class A	219,111	50,398
W.R. Berkley Corp.	28,414	1,804
Wells Fargo & Co.	498,932	20,386
Willis Towers Watson PLC	14,558	3,042
Zions Bancorp NA	20,072	700

Total		627,844

Health Care (13.2%)
Abbott Laboratories	236,643	22,919
AbbVie, Inc.	240,692	35,878
Agilent Technologies, Inc.	40,703	4,551
Align Technology, Inc. *	9,735	2,972
AmerisourceBergen Corp.	22,246	4,004
Amgen, Inc.	73,095	19,645
Baxter International, Inc.	69,248	2,613
Becton Dickinson and Co.	38,914	10,060
Biogen, Inc. *	19,862	5,105
Bio-Rad Laboratories, Inc. - Class A *	2,969	1,064
Bio-Techne Corp.	21,192	1,443
Boston Scientific Corp. *	196,747	10,388
Bristol-Myers Squibb Co.	284,882	16,535
Cardinal Health, Inc.	34,829	3,024
Catalent, Inc. *	24,453	1,113
Centene Corp. *	73,839	5,086
Charles River Laboratories International, Inc. *	6,814	1,335
Cigna Corp.	40,475	11,579
The Cooper Cos., Inc.	6,765	2,151
CVS Health Corp.	175,379	12,245
Danaher Corp.	89,610	22,232
DaVita, Inc. *	7,599	718
DENTSPLY SIRONA, Inc.	30,149	1,030
Dexcom, Inc. *	53,233	4,967
Edwards Lifesciences Corp. *	82,930	5,745
Elevance Health, Inc.	32,134	13,992
Eli Lilly & Co.	108,739	58,407

Index 500 Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Health Care continued
GE HealthCare Technologies, Inc.	50,030	3,404
Gilead Sciences, Inc.	169,913	12,733
HCA Healthcare, Inc.	27,446	6,751
Henry Schein, Inc. *	17,921	1,331
Hologic, Inc. *	34,293	2,380
Humana, Inc.	16,897	8,221
IDEXX Laboratories, Inc. *	11,391	4,981
Illumina, Inc. *	21,436	2,943
Incyte Corp. *	25,678	1,483
Insulet Corp. *	9,534	1,521
Intuitive Surgical, Inc. *	47,934	14,011
IQVIA Holdings, Inc. *	24,972	4,913
Johnson & Johnson	328,370	51,144
Laboratory Corp. of America Holdings	12,082	2,429
McKesson Corp.	18,550	8,066
Medtronic PLC	181,939	14,257
Merck & Co., Inc.	346,031	35,624
Mettler-Toledo International, Inc. *	3,012	3,337
Moderna, Inc. *	44,848	4,632
Molina Healthcare, Inc. *	7,880	2,584
Organon & Co.	34,671	602
PerkinElmer, Inc.	17,351	1,921
Pfizer, Inc.	769,915	25,538
Quest Diagnostics, Inc.	15,323	1,867
Regeneron Pharmaceuticals, Inc. *	14,556	11,979
ResMed, Inc.	20,038	2,963
STERIS PLC	13,580	2,980
Stryker Corp.	46,264	12,643
Teleflex, Inc.	6,424	1,262
Thermo Fisher Scientific, Inc.	52,630	26,640
UnitedHealth Group, Inc.	126,316	63,687
Universal Health Services, Inc. - Class B	8,609	1,082
Vertex Pharmaceuticals, Inc. *	35,260	12,261
Viatris, Inc.	166,424	1,641
Waters Corp. *	8,069	2,213
West Pharmaceutical Services, Inc.	10,072	3,779
Zimmer Biomet
Holdings, Inc.	28,593	3,209
Zoetis, Inc.	62,771	10,921

Total		654,734

Industrials (8.2%)
3M Co.	75,538	7,072
A.O. Smith Corp.	17,636	1,166
Alaska Air Group, Inc. *	17,059	633

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Allegion PLC	12,067	1,257
American Airlines Group, Inc. *	88,090	1,128
AMETEK, Inc.	31,317	4,627
Automatic Data Processing, Inc.	56,181	13,516
Axon Enterprise, Inc. *	9,316	1,854
The Boeing Co. *	77,519	14,859
Broadridge Financial Solutions, Inc.	15,949	2,856
C.H. Robinson Worldwide, Inc.	15,929	1,372
Carrier Global Corp.	114,205	6,304
Caterpillar, Inc.	69,566	18,992
Ceridian HCM Holding, Inc. *	20,884	1,417
Cintas Corp.	11,856	5,703
Copart, Inc. *	116,744	5,031
CSX Corp.	273,594	8,413
Cummins, Inc.	19,166	4,379
Deere & Co.	36,888	13,921
Delta Air Lines, Inc.	87,814	3,249
Dover Corp.	19,074	2,661
Eaton Corp. PLC	54,346	11,591
Emerson Electric Co.	78,180	7,550
Equifax, Inc.	16,887	3,093
Expeditors International of Washington, Inc.	20,168	2,312
Fastenal Co.	78,066	4,266
FedEx Corp.	31,634	8,380
Fortive Corp.	48,784	3,618
Generac Holdings, Inc. *	8,613	938
General Dynamics Corp.	30,684	6,780
General Electric Co.	148,417	16,408
Honeywell International, Inc.	90,541	16,727
Howmet Aerospace, Inc.	51,011	2,359
Huntington Ingalls Industries, Inc.	5,379	1,100
IDEX Corp.	10,443	2,172
Illinois Tool Works, Inc.	37,832	8,713
Ingersoll-Rand, Inc.	55,152	3,514
J.B. Hunt Transport Services, Inc.	11,133	2,099
Jacobs Solutions, Inc.	17,445	2,381
Johnson Controls International PLC	92,772	4,936
L3Harris Technologies, Inc.	25,854	4,502
Leidos Holdings, Inc.	18,535	1,708
Lockheed Martin Corp.	30,564	12,499
Masco Corp.	30,771	1,645
Nordson Corp.	7,294	1,628
Norfolk Southern Corp.	31,141	6,133
Northrop Grumman Corp.	19,528	8,596

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Old Dominion Freight Line, Inc.	12,300	5,032
Otis Worldwide Corp.	56,538	4,541
PACCAR, Inc.	71,355	6,067
Parker Hannifin Corp.	17,516	6,823
Paychex, Inc.	43,577	5,026
Paycom Software, Inc.	6,632	1,719
Pentair PLC	22,947	1,486
Quanta Services, Inc.	19,515	3,651
Raytheon Technologies Corp.	198,482	14,285
Republic Services, Inc.	28,276	4,030
Robert Half International, Inc.	14,988	1,098
Rockwell Automation, Inc.	15,768	4,508
Rollins, Inc.	35,876	1,339
Snap-on, Inc.	7,239	1,846
Southwest Airlines Co.	80,951	2,191
Stanley Black & Decker, Inc.	20,474	1,711
Textron, Inc.	27,590	2,156
Trane Technologies PLC	31,197	6,330
TransDigm Group, Inc. *	7,525	6,345
Union Pacific Corp.	83,109	16,923
United Continental Holdings, Inc. *	44,908	1,900
United Parcel Service, Inc. - Class B	98,630	15,373
United Rentals, Inc.	9,402	4,180
Verisk Analytics, Inc.	19,964	4,716
W.W. Grainger, Inc.	6,104	4,223
Waste Management, Inc.	50,643	7,720
Westinghouse Air Brake Technologies Corp.	24,771	2,632
Xylem, Inc.	32,508	2,959

Total		406,868

Information Technology (27.2%)
Accenture PLC - Class A	86,019	26,417
Adobe, Inc. *	62,155	31,693
Advanced Micro Devices, Inc. *	220,295	22,651
Akamai Technologies, Inc. *	20,821	2,218
Amphenol Corp. - Class A	81,162	6,817
Analog Devices, Inc.	68,376	11,972
ANSYS, Inc. *	11,847	3,525
Apple, Inc.	2,004,053	343,114
Applied Materials, Inc.	114,513	15,854
Arista Networks, Inc. *	34,120	6,276
Autodesk, Inc. *	29,502	6,104
Broadcom, Inc.	56,276	46,742

Index 500 Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Cadence Design Systems, Inc. *	37,303	8,740
CDW Corp.	18,280	3,688
Cisco Systems, Inc.	555,698	29,874
Cognizant Technology Solutions Corp. - Class A	69,422	4,703
Corning, Inc.	103,095	3,141
DXC Technology Co. *	27,979	583
Enphase Energy, Inc. *	18,483	2,221
EPAM Systems, Inc. *	7,827	2,001
F5, Inc. *	8,201	1,321
Fair Isaac Corp. *	3,468	3,012
First Solar, Inc. *	13,619	2,201
Fortinet, Inc. *	89,300	5,240
Gartner, Inc. *	10,749	3,693
Hewlett Packard Enterprise Co.	177,540	3,084
HP, Inc.	118,591	3,048
Intel Corp.	570,586	20,284
International Business Machines Corp.	124,194	17,424
Intuit, Inc.	38,191	19,513
Juniper Networks, Inc.	44,995	1,250
Keysight Technologies, Inc. *	24,680	3,265
KLA Corp.	18,769	8,609
Lam Research Corp.	18,177	11,393
Microchip Technology, Inc.	74,938	5,849
Micron Technology, Inc.	150,519	10,240
Microsoft Corp.	1,013,164	319,907
Monolithic Power Systems, Inc.	6,065	2,802
Motorola Solutions, Inc.	22,707	6,182
NetApp, Inc.	29,262	2,220
NortonLifeLock, Inc.	76,734	1,357
NVIDIA Corp.	336,823	146,515
NXP Semiconductors NV	35,559	7,109
ON Semiconductor Corp. *	58,929	5,477
Oracle Corp.	214,676	22,738
Palo Alto Networks, Inc. *	41,396	9,705
PTC, Inc. *	14,404	2,041
Qorvo, Inc. *	13,352	1,275
QUALCOMM, Inc.	152,393	16,925
Roper Technologies, Inc.	14,478	7,011
Salesforce, Inc. *	132,820	26,933
Seagate Technology Holdings PLC	25,994	1,714
ServiceNow, Inc. *	27,871	15,579
Skyworks Solutions, Inc.	22,141	2,183
SolarEdge Technologies, Inc. *	7,678	994
Synopsys, Inc. *	20,835	9,563

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
TE Connectivity, Ltd.	43,107	5,325
Teledyne Technologies, Inc. *	6,386	2,609
Teradyne, Inc.	21,347	2,145
Texas Instruments, Inc.	123,815	19,688
Trimble, Inc. *	34,306	1,848
Tyler Technologies, Inc. *	5,685	2,195
VeriSign, Inc. *	12,389	2,509
Western Digital Corp. *	44,019	2,009
Zebra Technologies Corp. - Class A *	7,122	1,685

Total		1,346,003

Materials (2.4%)
Air Products and Chemicals, Inc.	30,386	8,611
Albemarle Corp.	15,981	2,717
Amcor PLC	203,784	1,867
Avery Dennison Corp.	11,082	2,024
Ball Corp.	43,463	2,164
Celanese Corp.	13,601	1,707
CF Industries Holdings, Inc.	26,311	2,256
Corteva, Inc.	97,123	4,969
Dow, Inc.	96,760	4,989
DuPont de Nemours, Inc.	63,152	4,710
Eastman Chemical Co.	16,757	1,286
Ecolab, Inc.	33,833	5,731
FMC Corp.	17,080	1,144
Freeport-McMoRan, Inc.	195,117	7,276
International Flavors & Fragrances, Inc.	35,022	2,387
International Paper Co.	47,477	1,684
Linde PLC	66,539	24,776
LyondellBasell Industries NV - Class A	34,717	3,288
Martin Marietta Materials, Inc.	8,458	3,472
The Mosaic Co.	45,432	1,617
Newmont Corp.	108,025	3,992
Nucor Corp.	33,917	5,303
Packaging Corp. of America	12,303	1,889
PPG Industries, Inc.	32,034	4,158
Sealed Air Corp.	19,812	651
The Sherwin-Williams Co.	32,182	8,208
Steel Dynamics, Inc.	21,233	2,277
Vulcan Materials Co.	18,022	3,641
WestRock Co.	34,564	1,237

Total		120,031

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Real Estate (2.3%)
Alexandria Real Estate Equities, Inc.	21,713	2,173
American Tower Corp.	63,568	10,454
AvalonBay Communities, Inc.	19,230	3,303
Boston Properties, Inc.	19,540	1,162
Camden Property Trust	14,560	1,377
CBRE Group, Inc. - Class A *	42,521	3,141
CoStar Group, Inc. *	55,864	4,295
Crown Castle International Corp.	59,689	5,493
Digital Realty Trust, Inc.	39,637	4,797
Equinix, Inc.	12,711	9,231
Equity Residential	46,410	2,725
Essex Property Trust, Inc.	8,971	1,903
Extra Space Storage, Inc.	29,111	3,539
Federal Realty Investment Trust	9,945	901
Healthpeak Properties, Inc.	74,265	1,363
Host Hotels & Resorts, Inc.	97,298	1,564
Invitation Homes, Inc.	79,117	2,507
Iron Mountain, Inc.	39,752	2,363
Kimco Realty Corp.	84,389	1,484
Mid-America Apartment Communities, Inc.	15,777	2,030
Prologis, Inc.	125,911	14,128
Public Storage	21,557	5,681
Realty Income Corp.	92,824	4,636
Regency Centers Corp.	21,039	1,251
SBA Communications Corp.	14,831	2,969
Simon Property Group, Inc.	45,069	4,869
UDR, Inc.	42,786	1,526
Ventas, Inc.	55,187	2,325
VICI Properties, Inc.	138,359	4,026
Welltower, Inc.	67,914	5,564
Weyerhaeuser Co.	100,972	3,096

Total		115,876

Utilities (2.4%)
The AES Corp.	91,753	1,395
Alliant Energy Corp.	34,454	1,669
Ameren Corp.	35,531	2,659
American Electric Power Co., Inc.	70,100	5,273
American Water Works Co., Inc.	26,600	3,294
Atmos Energy Corp.	19,735	2,091
CenterPoint Energy, Inc.	86,516	2,323
CMS Energy Corp.	40,251	2,138
Consolidated Edison, Inc.	47,406	4,055

Index 500 Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Constellation Energy Corp.	43,854	4,784
Dominion Energy, Inc.	113,591	5,074
DTE Energy Co.	26,492	2,630
Duke Energy Corp.	105,778	9,336
Edison International	52,691	3,335
Entergy Corp.	27,973	2,588
Evergy, Inc.	31,291	1,586
Eversource Energy	47,845	2,782
Exelon Corp.	136,504	5,158
FirstEnergy Corp.	70,368	2,405

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Utilities continued
NextEra Energy, Inc.	275,965	15,810
NiSource, Inc.	55,036	1,358
NRG Energy, Inc.	32,181	1,240
PG&E Corp. *	285,173	4,600
Pinnacle West Capital Corp.	15,533	1,144
PPL Corp.	100,820	2,375
Public Service Enterprise Group, Inc.	68,537	3,900
Sempra Energy	85,826	5,839
The Southern Co.	149,544	9,678

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Utilities continued
WEC Energy Group, Inc.	43,219	3,481
Xcel Energy, Inc.	75,438	4,317

Total		118,317

Total Common Stocks (Cost: $1,794,615)		4,900,694

Total Investments (98.9%) (Cost: $1,794,615)@		4,900,694

Other Assets, Less Liabilities (1.1%)		52,526

Net Assets (100.0%)		4,953,220

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-Mini S&P 500 Future	Long	USD	12	237	12/23	$51,257	$(2,442)	$(142)

							$(2,442)	$(142)

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)

	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$–	$–	$–	$(142)	$(142)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,794,615 and the net unrealized appreciation of investments based on that cost was $3,103,637 which is comprised of $3,216,743 aggregate gross unrealized appreciation and $113,106 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Index 500 Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

		Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$4,900,694	$—	$—

Total Assets:	$4,900,694	$—	$—

Liabilities:
Other Financial Instruments^
Futures	(2,442)	—	—

Total Liabilities:	$(2,442)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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